UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Brent R. Harris

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record

PIMCO Funds (the “Registrant”) is an open-end management investment company consisting of 75 separate operational portfolios (“Funds”) for the period ending June 30, 2009. The following provides the proxy voting record for certain Funds. Such Funds held portfolio securities for which certain matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2009 with respect to which the Registrant was entitled to vote on behalf of the Funds. The remaining Funds did not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2009 with respect to which the Registrant was entitled to vote on behalf of the Funds.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast (Y/N?)	Vote Cast: For Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
PIMCO Convertible Fund	FIFTH THIRD BANCORP SER G	N/A	316773209	4/21/2009	To amend article fourth section (A\2)(D) of the second amended articles of incorporation, as amended, to revise the terms of the authorized, unissued shares of preferred stock, without par value, all as more fully described in the proxy statement.	Issuer	Yes	For	For

PIMCO Convertible Fund	PSEG ENERGY EQUITY	N/A	744573106	4/21/2009	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year 2009.	Issuer	Yes	For	For

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Election of Director	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Ratify selection of Ernst & Young LLP as independent auditor for the 2009 fiscal year.	Issuer	Yes	Abstain	Abstain

PIMCO Convertible Fund	US BANCORP	N/A	902973304	4/21/2009	Advisory vote to approve executive compensation program	Issuer	Yes	Abstain	Abstain

PIMCO Diversified Income Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Diversified Income Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Diversified Income Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Foreign Bond Fund (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Foreign Bond Fund (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Foreign Bond Fund (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Fundamental IndexPLUSTM TR Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Fundamental IndexPLUSTM TR Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Fundamental IndexPLUSTM TR Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Global Bond Fund (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Global Bond Fund (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Global Bond Fund (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO High Yield Fund	FIFTH THIRD BANCORP SER G	N/A	316773209	4/21/2009	To amend article fourth section (A\2)(D) of the second amended articles of incorporation, as amended, to revise the terms of the authorized, unissued shares of preferred stock, without par value, all as more fully described in the proxy statement.	Issuer	Yes	For	For

PIMCO Investment Grade Corporate Bond Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Investment Grade Corporate Bond Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Investment Grade Corporate Bond Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO StocksPLUS® Total Return Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO StocksPLUS® Total Return Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO StocksPLUS® Total Return Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Total Return Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Total Return Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Total Return Fund	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Total Return Fund	HBOS PLC 144A VAR	N/A	42205MAC0	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 6.657% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

6.657% preference court meeting in place of voting

at the HBOS 6.657% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Total Return Fund	HBOS PLC 144A VAR	N/A	42205MAC0	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Total Return Fund	HBOS PLC 144A VAR	N/A	42205MAC0	12/12/2008	Reduction of share capital by cancellation of 6.657% preference shares.	Issuer	Yes	For	For

PIMCO Total Return Fund III	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Total Return Fund III	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Total Return Fund III	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Investment Grade Corporate Portfolio	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008

If Bank of New York Mellon as depositary is

sole holder of HBOS 5.92% preference shares A

5:00 PM on December 9, 2008, it will consent

to approval of preference scheme at HBOS

5.92% preference court meeting in place of voting

at the HBOS 5.92% preference court

meeting provided that votes received, all as more

fully described in the proxy statement.

						Issuer	Yes	For	For

PIMCO Investment Grade Corporate Portfolio	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Investment Grade Corporate Portfolio	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO FUNDS

By:	/s/ Brent R. Harris
Brent R. Harris, President and Chairman of the Board, Principal Executive Officer

Date: August 20, 2009